Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 100.1%		Shares	Value
Advertising - 0.2%
Trade Desk, Inc. - Class A (a)		248	$21,566

Auto Manufacturers - 2.9%
PACCAR, Inc.		291	28,739
Tesla, Inc. (a)(b)		820	252,782
			281,521

Beverages - 1.9%
Coca-Cola Europacific Partners PLC		255	24,715
Keurig Dr Pepper, Inc.		753	24,585
Monster Beverage Corp. (a)		541	31,784
PepsiCo, Inc.		760	104,819
			185,903

Biotechnology - 2.8%
Amgen, Inc.		298	87,940
Biogen, Inc. (a)		81	10,368
Gilead Sciences, Inc.		690	77,480
Regeneron Pharmaceuticals, Inc.		59	32,182
Vertex Pharmaceuticals, Inc. (a)		142	64,876
			272,846

Chemicals - 1.2%
Linde PLC		261	120,128

Commercial Services - 1.8%
Automatic Data Processing, Inc.		225	69,638
Cintas Corp.		224	49,851
PayPal Holdings, Inc. (a)		539	37,062
Verisk Analytics, Inc.		78	21,739
			178,290

Computers - 8.7%
Apple, Inc.		3,366	698,681
Cognizant Technology Solutions Corp. - Class A		273	19,590
Crowdstrike Holdings, Inc. - Class A (a)		138	62,731
Fortinet, Inc. (a)		424	42,357
Zscaler, Inc. (a)		86	24,558
			847,917

Distribution/Wholesale - 0.6%
Copart, Inc. (a)		536	24,297
Fastenal Co.		636	29,338
			53,635

Electric - 1.5%
American Electric Power Co., Inc.		296	33,490
Constellation Energy Corp.		174	60,524
Exelon Corp.		560	25,166
Xcel Energy, Inc.		320	23,501
			142,681

Electronics - 0.8%
Honeywell International, Inc. (b)		356	79,157

Food - 0.7%
Kraft Heinz Co.		656	18,014
Mondelez International, Inc. - Class A		718	46,447
			64,461

Healthcare-Products - 1.4%
GE HealthCare Technologies, Inc. (b)		254	18,115
IDEXX Laboratories, Inc. (a)		45	24,044
Intuitive Surgical, Inc. (a)		199	95,737
			137,896

Internet - 22.2%
Airbnb, Inc. - Class A (a)		239	31,646
Alphabet, Inc. - Class A		1,312	251,773
Alphabet, Inc. - Class C		1,230	237,218
Amazon.com, Inc. (a)		2,393	560,225
Booking Holdings, Inc.		18	99,073
CDW Corp. (b)		73	12,730
DoorDash, Inc. - Class A (a)(b)		221	55,305
MercadoLibre, Inc. (a)		28	66,469
Meta Platforms, Inc. - Class A		489	378,212
Netflix, Inc. (a)		236	273,618
Palo Alto Networks, Inc. (a)(b)		370	64,232
PDD Holdings, Inc. - ADR (a)		370	41,977
Shopify, Inc. - Class A (a)		675	82,492
			2,154,970

Lodging - 0.4%
Marriott International, Inc. - Class A		152	40,102

Media - 1.6%
Charter Communications, Inc. - Class A (a)(b)		78	21,010
Comcast Corp. - Class A		2,065	68,620
Thomson Reuters Corp.		250	50,228
Warner Bros Discovery, Inc. (a)		1,372	18,069
			157,927

Miscellaneous Manufacturing - 0.3%
Axon Enterprise, Inc. (a)		43	32,486

Oil & Gas - 0.3%
Diamondback Energy, Inc.		162	24,083

Oil & Gas Services - 0.3%
Baker Hughes Co.		549	24,732

Pharmaceuticals - 0.4%
AstraZeneca PLC - ADR		330	24,120
Dexcom, Inc. (a)		217	17,527
			41,647

Real Estate - 0.2%
CoStar Group, Inc. (a)		234	22,274

Retail - 3.8%
Costco Wholesale Corp.		246	231,151
Lululemon Athletica, Inc. (a)		64	12,834
O'Reilly Automotive, Inc. (a)(b)		474	46,604
Ross Stores, Inc. (b)		182	24,850
Starbucks Corp. (b)		630	56,171
			371,610

Semiconductors - 24.4%
Advanced Micro Devices, Inc. (a)		899	158,503
Analog Devices, Inc.		275	61,773
Applied Materials, Inc.		445	80,127
ARM Holdings PLC - ADR (a)(b)		74	10,462
ASML Holding NV		48	33,346
Broadcom, Inc.		1,753	514,856
GLOBALFOUNDRIES, Inc. (a)		307	11,479
Intel Corp. (b)		2,419	47,896
KLA Corp.		73	64,169
Lam Research Corp.		709	67,242
Marvell Technology, Inc.		478	38,417
Microchip Technology, Inc.		299	20,209
Micron Technology, Inc.		620	67,667
NVIDIA Corp.		5,499	978,107
NXP Semiconductors NV		140	29,928
ON Semiconductor Corp. (a)		232	13,075
QUALCOMM, Inc.		609	89,377
Texas Instruments, Inc.		504	91,254
			2,377,887

Software - 18.0%
Adobe, Inc. (a)		236	84,415
AppLovin Corp. - Class A (a)		171	66,810
Atlassian Corp. - Class A (a)		92	17,644
Autodesk, Inc. (a)		119	36,070
Cadence Design Systems, Inc. (a)		151	55,050
Datadog, Inc. - Class A (a)		177	24,776
Electronic Arts, Inc.		139	21,196
Intuit, Inc.		155	121,695
Microsoft Corp.		1,675	893,613
MicroStrategy, Inc. - Class A (a)		141	56,662
Palantir Technologies, Inc. - Class A (a)(b)		1,255	198,729
Paychex, Inc.		200	28,866
Roper Technologies, Inc.		60	33,024
Synopsys, Inc. (a)		104	65,662
Take-Two Interactive Software, Inc. (a)		101	22,496
Workday, Inc. - Class A (a)		120	27,526
			1,754,234

Telecommunications - 3.1%
Cisco Systems, Inc.		2,196	149,504
T-Mobile US, Inc. (b)		630	150,198
			299,702

Transportation - 0.6%
CSX Corp.		1,042	37,033
Old Dominion Freight Line, Inc.		117	17,462
			54,495
TOTAL COMMON STOCKS (Cost $8,611,205)			9,742,150

PURCHASED OPTIONS - 0.9%(a)	Notional Amount	Contracts	Value
Put Options - 0.9%			$–
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $524.06 (c)(d)(e)	$ 9,718,172	172	$89,897
TOTAL PURCHASED OPTIONS (Cost $183,046)			89,897

SHORT-TERM INVESTMENTS - 9.2%			Value
Investments Purchased with Proceeds from Securities Lending - 9.2%		Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(f)		890,945	890,945
TOTAL SHORT-TERM INVESTMENTS (Cost $890,945)			890,945

TOTAL INVESTMENTS - 110.2% (Cost $9,685,196)			10,722,992
Money Market Deposit Account - 0.2% (g)			24,085
Liabilities in Excess of Other Assets - (10.4)%			(1,018,540)
TOTAL NET ASSETS - 100.0%			$9,728,537
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $855,024.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Innovator Hedged Nasdaq-100 ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (1.0)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $590.03 (a)(b)	$(9,718,172)	(172)	$(97,115)

Put Options - (0.3)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $468.89 (a)(b)	(9,718,172)	(172)	(27,938)
TOTAL WRITTEN OPTIONS (Premiums received $181,899)			$(125,053)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator Hedged Nasdaq-100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,742,150	$–	$–	$9,742,150
Purchased Options	–	89,897	–	89,897
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	890,945
Total Investments	$9,742,150	$89,897	$–	$10,722,992

Liabilities:
Investments:
Written Options	$–	$(125,053)	$–	$(125,053)
Total Investments	$–	$(125,053)	$–	$(125,053)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $890,945 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Common Stocks	$9,742,150	100.1%
Purchased Options	89,897	0.9
Written Options	(125,053)	(1.3)
Investments Purchased with Proceeds from Securities Lending	890,945	9.2
Money Market Deposit Account	24,085	0.2
Liabilities in Excess of Other Assets	(893,487)	(9.1)
	$9,728,537	100.0%